Credit Facilities, Long-Term Debt and Lease Liabilities - Restrictions on Non-Recourse Debt and Security (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Exchangeable securities	$ 750
Property, plant and equipment	6,020		$ 5,714	$ 5,556
Intangible assets other than goodwill	281		223	252
Annual cash payments	(40)		(40)	$ (40)
Annual cash payments, net	37
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17		17
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment	1,750		1,500
Intangible assets other than goodwill	84		61
Non-recourse
Disclosure of detailed information about borrowings [line items]
Exchangeable securities	1,800		1,700
Restricted cash	117		79
Non-recourse | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount	1,500		1,400
Non-recourse | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount	75		85
Restricted Use Debt
Disclosure of detailed information about borrowings [line items]
Proceeds received	5	$ 6
Secured Debt | TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 192		$ 217